PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	The Group						The Bank
	Investment properties	Premises	Equipment	Operating lease assets	Right-of-use asset[1]	Total	Premises	Equipment	Right-of-use asset[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Cost or valuation:
At 1 January 2019	35	1,180	4,966	6,642	1,655	14,478	1,275	6,267	883	8,425
Exchange and other adjustments	—	3	4	—	—	7	21	—	—	21
Additions	—	118	518	1,693	183	2,512	62	484	114	660
Expenditure on investment properties (see below)	11	—	—	—	—	11	—	—	—	—
Change in fair value of investment properties (note 7)	(8)	—	—	—	—	(8)	—	—	—	—
Disposals	(23)	(243)	(231)	(1,681)	(25)	(2,203)	(271)	(210)	(16)	(497)
At 31 December 2019	15	1,058	5,257	6,654	1,813	14,797	1,087	6,541	981	8,609
Exchange and other adjustments	—	1	—	—	—	1	7	—	—	7
Additions	—	72	314	1,436	122	1,944	42	287	104	433
Expenditure on investment properties (see below)	9	—	—	—	—	9	—	—	—	—
Change in fair value of investment properties (note 7)	(20)	—	—	—	—	(20)	—	—	—	—
Disposals	—	(184)	(501)	(1,914)	(124)	(2,723)	(113)	(472)	(103)	(688)
At 31 December 2020	4	947	5,070	6,176	1,811	14,008	1,023	6,356	982	8,361
Accumulated depreciation and impairment:
At 1 January 2019	—	199	2,270	1,839	—	4,308	687	3,915	—	4,602
Exchange and other adjustments	—	—	(1)	(33)	1	(33)	8	—	3	11
Depreciation charge for the year (note 9)	—	121	710	1,006	203	2,040	67	648	110	825
Disposals	—	(225)	(176)	(584)	—	(985)	(257)	(166)	—	(423)
At 31 December 2019	—	95	2,803	2,228	204	5,330	505	4,397	113	5,015
Exchange and other adjustments	—	(1)	2	—	—	1	—	2	—	2
Depreciation charge for the year (note 9)	—	124	676	1,002	215	2,017	70	619	121	810
Disposals	—	(137)	(466)	(1,012)	(42)	(1,657)	(93)	(441)	(30)	(564)
At 31 December 2020	—	81	3,015	2,218	377	5,691	482	4,577	204	5,263
Balance sheet amount at 31 December 2020	4	866	2,055	3,958	1,434	8,317	541	1,779	778	3,098
Balance sheet amount at 31 December 2019	15	963	2,454	4,426	1,609	9,467	582	2,144	868	3,594
1Primarily premises.

Schedule of Expenditure on Investment Properties	Expenditure on investment properties is comprised as follows:

	2020	2019
	£m	£m
Acquisitions of new properties	9	11
Additional expenditure on existing properties	—	—
	9	11

Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases
At 31 December the future minimum rentals receivable by the Group under non-cancellable operating leases were as follows:

	2020	2019
	£m	£m
Receivable within 1 year	864	977
1 to 2 years	548	620
2 to 3 years	274	312
3 to 4 years	78	102
4 to 5 years	7	12
Over 5 years	—	2
Total future minimum rentals receivable	1,771	2,025